EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Compensation and Employee Benefit Plans [Text Block]
EMPLOYEE BENEFIT PLANS

We sponsor a qualified retirement plan covering substantially all of our employees. The plan consists of both a traditional and a Roth 401(k) component, as well as a profit sharing component. The 401(k) components enable eligible employees to contribute a portion of their compensation through payroll deductions in accordance with specific guidelines. We provide a discretionary matching contribution based on a percentage of the employees' contributions up to certain limits. Our contribution to the profit sharing component is discretionary. Our total combined expense for the plan was $3.4 million for 2012 and $2.6 million for 2011 and 2010, respectively.

We provide a supplemental retirement benefit of deferred compensation under terms of the various employment agreements with certain former executive officers. Expenses related to this plan are charged to general and administrative expenses and the related costs were immaterial in 2012, 2011 and 2010. As of December 31, 2012 and 2011, the liability related to this benefit was $2 million and $2.2 million, respectively, which was included in other liabilities on the balance sheets, with the exception of $0.3 million included in other accrued expenses as of December 31, 2012 and 2011.

We provide a supplemental health care benefit covering certain former executive officers and their spouses in accordance with each officer's employment agreement. Expenses incurred during 2012, 2011 and 2010 related to this plan were immaterial. As of December 31, 2012 and 2011, the related liability of $0.7 million is included in other liabilities on the balance sheets.

We maintain a non-qualified deferred compensation plan for our non-employee directors. The amount of compensation deferred by each participant is based on participant elections. The amounts deferred pursuant to the plan are invested in our common stock, maintained in a rabbi trust and are classified in the balance sheets as treasury shares as a component of shareholders' equity. The plan may be settled in either cash or shares as requested by the participant. The liability related to this plan, which was included in other liabilities on the balance sheets, was immaterial as of December 31, 2012 and 2011.